LONG-TERM INVESTMENTS, NET	12 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 10 – LONG-TERM INVESTMENTS, NET

The Company’s long-term investments primarily consist of investments accounted for using the equity method, including Shuifu Yongcheng Technology Co., Ltd. (“Shuifu Yongcheng”) and Sichuan Hongzhuo Shuya Energy Co., Ltd. (“Hongzhuo Shuya), and equity investments accounted for using the measurement alternative, including Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”).

Long-term investments consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Equity method investments, net	$760,713	$696,618
Equity investments using the measurement alternative	997,802	973,843
Long-term investment, net	$1,758,515	$1,670,461

Equity investments accounted for using the equity method

Shuifu Yongcheng is a limited liability company incorporated on April 7, 2020, under the laws of PRC, engaged in LNG and CNG operation. Sichuan Leishen Hongzhuo held a 41% equity interest for RMB 2 million (approximately US$285,400). In 2021, due to disagreement in the future development direction and the inability to obtain the relevant financial information, Sichuan Leishen Hongzhuo reassessed the investment and recorded full impairment for its long-term investment in Shuifu Yongcheng with book value $308,384.

Hongzhuo Shuya is a limited liability company incorporated on February 28, 2019, under the laws of PRC, engaged in LNG and CNG operation. Sichuan Leishen Hongzhuo initially held a 51% equity interest of it. On July 6, 2022, Leishen Hongzuo transferred 10% of all the existing shares of Hongzhuo Shuya to Sichuan Shunengwei Energy Technology Co., Ltd., which decreased the proportion of shares held to 41%.

Movement of the Company’s equity investments accounted for using the equity method, consisted of the following for the years ended September 30, 2024, 2023 and 2022:

	2024	2023	2022
	US$	US$	US$
At the beginning of the year	$696,618	$573,906	$281,698
Additions	57,083	50,141	584,524
Share of results of equity investees	(10,125)	78,966	(10,618)
Subtotal	743,576	703,013	855,604
Less: Impairment of long-term investments	-	-	(281,698)
Less: Foreign currency impact on impairment of long-term investments	17,137	(6,395)	-
Total	$760,713	$696,618	$573,906

Equity investments using the measurement alternative

Sichuan TIBO is a limited liability company incorporated on April 10, 2008, under the laws of PRC, engaged in cleaning equipment manufacturing. As of January 2021, China Oil Blue Ocean held 85% of the equity of Sichuan TIBO purchased for of RMB14.85 million (approximately US$2,120,300). In May 2022 and September 2022, China Oil Blue Ocean transferred its 2.5% and 42.5% shares of Sichuan TIBO to Jining Eni Energy Technology Co., Ltd. After that, the share held by China Oil Blue Ocean in Sichuan TIBO decreased to 40%. Considering the Company does not participate in actual operation of Sichuan TIBO, and its control exists through means other than through ownership of a majority, its FV cannot be determined. Based on this, the Company uses alternative accounting for this investment without readily determinable FV.

As of September 30, 2024 and 2023, the carrying value of equity investments accounted for using the measurement alternative was RMB6.99 million (approximately US$997,800) and RMB6.99 million (approximately US$973,800). No investment income was recognized in the Company’s consolidated statements of operations and comprehensive income for the years ended September 30, 2024, 2023 and 2022.